Investments Accounted for Using the Equity Method (Investments Recognized in Share of Profit/(Loss)) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments recognized in share of profit/(loss) [abstract]
Associates	¥ 839,425	¥ 1,200,141
Joint ventures	46,172	43,552
Total	¥ 885,597	¥ 1,243,693	¥ 916,754